Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisitions completed	Notes	Cardno acquisition $	Other acquisitions $	Total $

Cash consideration		657.6	77.1	734.7
Notes payable	17	1.0	40.6	41.6
Consideration		658.6	117.7	776.3

Cash consideration		657.6	77.1	734.7
Cash acquired		19.5	12.7	32.2
Net cash paid		638.1	64.4	702.5

Assets and liabilities acquired
Non-cash working capital
Trade receivables		84.9	14.0	98.9
Unbilled receivables		39.9	3.6	43.5
Trade and other payables		(64.6)	(10.9)	(75.5)
Deferred revenue		(41.6)	(1.4)	(43.0)
Other non-cash working capital		11.5	0.5	12.0
Property and equipment	11	11.0	0.6	11.6
Lease assets	12	70.4	9.5	79.9
Intangible assets	14	175.2	30.5	205.7
Lease liabilities		(82.3)	(9.1)	(91.4)
Other		(8.2)	(2.3)	(10.5)
Deferred tax liabilities	27	(14.6)	(5.3)	(19.9)
Total identifiable net assets at fair value		201.1	42.4	243.5
Goodwill arising on acquisitions	13	457.5	75.3	532.8